Segment Reporting - Summary Of Detailed Information About Revenue From Customers Based On Geographical Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 83,029	$ 36,772	$ 66,616
North America [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	30,780	11,660	37,928
Europe [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	39,433	20,509	19,710
Asia [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	6,798	1,323	4,107
Other Geographical Area [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 6,018	$ 3,280	$ 4,871